Quarterly Holdings Report
for
Fidelity® Trend Fund
March 31, 2023
TRE-NPRT1-0523
1.799849.119
Common Stocks - 99.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.8%
Entertainment - 2.2%
Netflix, Inc. (a)	115,300	39,834
Universal Music Group NV	519,000	13,144
		52,978
Interactive Media & Services - 3.8%
Alphabet, Inc. Class A (a)	812,540	84,285
Meta Platforms, Inc. Class A (a)	31,700	6,718
		91,003
Media - 0.3%
The Trade Desk, Inc. (a)	144,070	8,775
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	86,300	12,500
TOTAL COMMUNICATION SERVICES		165,256
CONSUMER DISCRETIONARY - 20.4%
Automobiles - 1.5%
Ferrari NV	70,300	19,047
Tesla, Inc. (a)	84,390	17,508
		36,555
Broadline Retail - 7.1%
Amazon.com, Inc. (a)	1,541,600	159,232
Global-e Online Ltd. (a)	384,800	12,402
		171,634
Hotels, Restaurants & Leisure - 4.2%
Airbnb, Inc. Class A (a)	141,600	17,615
Booking Holdings, Inc. (a)	10,100	26,789
Chipotle Mexican Grill, Inc. (a)	14,068	24,032
Hilton Worldwide Holdings, Inc.	149,424	21,049
Marriott International, Inc. Class A	67,500	11,208
		100,693
Internet & Direct Marketing Retail - 1.4%
Lyft, Inc. (a)	687,400	6,372
Uber Technologies, Inc. (a)	874,165	27,711
		34,083
Specialty Retail - 1.0%
TJX Companies, Inc.	226,350	17,737
Victoria's Secret & Co. (a)	179,433	6,128
		23,865
Textiles, Apparel & Luxury Goods - 5.2%
Brunello Cucinelli SpA	159,607	15,829
Capri Holdings Ltd. (a)	169,504	7,967
Compagnie Financiere Richemont SA Series A	109,030	17,484
Hermes International SCA	17,100	34,568
lululemon athletica, Inc. (a)	21,800	7,939
LVMH Moet Hennessy Louis Vuitton SE	33,230	30,502
NIKE, Inc. Class B	89,100	10,927
		125,216
TOTAL CONSUMER DISCRETIONARY		492,046
CONSUMER STAPLES - 0.9%
Beverages - 0.6%
Monster Beverage Corp.	277,318	14,978
Food & Staples Retailing - 0.0%
Costco Wholesale Corp.	47	23
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	30,000	7,394
TOTAL CONSUMER STAPLES		22,395
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Exxon Mobil Corp.	92,900	10,187
Hess Corp.	31,100	4,116
		14,303
FINANCIALS - 9.1%
Banks - 0.4%
HDFC Bank Ltd. sponsored ADR	130,298	8,687
Capital Markets - 3.5%
Ares Management Corp.	237,800	19,842
BlackRock, Inc. Class A	11,659	7,801
Brookfield Asset Management Ltd. Class A (b)	62,031	2,030
Brookfield Corp. Class A	239,700	7,812
CME Group, Inc.	86,600	16,586
Intercontinental Exchange, Inc.	114,200	11,910
MSCI, Inc.	34,113	19,093
		85,074
Financial Services - 5.2%
Adyen BV (a)(c)	4,900	7,808
Dlocal Ltd. (a)	426,500	6,918
Flywire Corp. (a)	202,800	5,954
MasterCard, Inc. Class A	288,937	105,003
		125,683
Insurance - 0.0%
Brookfield Asset Management Reinsurance Partners Ltd.	1,826	60
TOTAL FINANCIALS		219,504
HEALTH CARE - 9.8%
Health Care Equipment & Supplies - 3.9%
Align Technology, Inc. (a)	28,200	9,423
Boston Scientific Corp. (a)	189,392	9,475
Hoya Corp.	105,300	11,637
IDEXX Laboratories, Inc. (a)	24,355	12,179
Inspire Medical Systems, Inc. (a)	51,900	12,148
Insulet Corp. (a)	36,813	11,742
Stryker Corp.	94,107	26,865
		93,469
Health Care Providers & Services - 1.3%
agilon health, Inc. (a)	531,700	12,628
Privia Health Group, Inc. (a)	725,100	20,020
		32,648
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	7,000	1,287
Life Sciences Tools & Services - 2.0%
Danaher Corp.	35,300	8,897
Sartorius Stedim Biotech	31,000	9,481
Thermo Fisher Scientific, Inc.	34,460	19,862
West Pharmaceutical Services, Inc.	32,057	11,107
		49,347
Pharmaceuticals - 2.5%
Eli Lilly & Co.	96,851	33,261
Zoetis, Inc. Class A	159,800	26,597
		59,858
TOTAL HEALTH CARE		236,609
INDUSTRIALS - 10.3%
Aerospace & Defense - 7.3%
Axon Enterprise, Inc. (a)	106,417	23,928
HEICO Corp. Class A	435,188	59,142
Howmet Aerospace, Inc.	778,600	32,989
The Boeing Co. (a)	115,700	24,578
TransDigm Group, Inc.	48,077	35,435
		176,072
Commercial Services & Supplies - 0.8%
Cintas Corp.	43,903	20,313
Machinery - 0.3%
Symbotic, Inc. (a)(b)	339,442	7,753
Professional Services - 1.4%
CoStar Group, Inc. (a)	270,870	18,649
KBR, Inc.	250,600	13,796
TDCX, Inc. ADR (a)	8,200	73
		32,518
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	195,600	10,999
TOTAL INDUSTRIALS		247,655
INFORMATION TECHNOLOGY - 41.6%
Electronic Equipment & Components - 0.8%
Novanta, Inc. (a)	121,595	19,345
IT Services - 3.6%
EPAM Systems, Inc. (a)	73,886	22,092
Gartner, Inc. (a)	69,230	22,553
Globant SA (a)	52,331	8,583
MongoDB, Inc. Class A (a)	40,100	9,348
Shopify, Inc. Class A (a)	53,100	2,546
Snowflake, Inc. (a)	24,800	3,826
Wix.com Ltd. (a)	173,400	17,305
		86,253
Semiconductors & Semiconductor Equipment - 15.4%
Advanced Micro Devices, Inc. (a)	223,500	21,905
ASML Holding NV (depository receipt)	34,402	23,418
Enphase Energy, Inc. (a)	69,400	14,593
GlobalFoundries, Inc. (a)	298,800	21,567
Lam Research Corp.	35,717	18,934
Lattice Semiconductor Corp. (a)	524,100	50,052
Marvell Technology, Inc.	457,879	19,826
Microchip Technology, Inc.	498,076	41,729
Micron Technology, Inc.	97,500	5,883
Monolithic Power Systems, Inc.	16,300	8,159
NVIDIA Corp.	372,536	103,479
Qualcomm, Inc.	53,000	6,762
Renesas Electronics Corp. (a)	1,157,200	16,757
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	211,400	19,664
		372,728
Software - 14.0%
Adobe, Inc. (a)	12,334	4,753
Atlassian Corp. PLC (a)	60,100	10,287
Autodesk, Inc. (a)	71,729	14,931
Cadence Design Systems, Inc. (a)	111,469	23,419
Datadog, Inc. Class A (a)	40,700	2,957
Dynatrace, Inc. (a)	125,800	5,321
Fair Isaac Corp. (a)	24,700	17,356
Fortinet, Inc. (a)	378,500	25,155
Intuit, Inc.	23,421	10,442
Microsoft Corp.	718,700	207,201
Paycom Software, Inc. (a)	41,500	12,616
Synopsys, Inc. (a)	10,900	4,210
		338,648
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	1,144,776	188,774
TOTAL INFORMATION TECHNOLOGY		1,005,748
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp. (b)	133,763	4,675
TOTAL COMMON STOCKS (Cost $1,445,134)		2,408,191

Money Market Funds - 1.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.86% (d)	18,678,485	18,682
Fidelity Securities Lending Cash Central Fund 4.87% (d)(e)	11,026,040	11,027
TOTAL MONEY MARKET FUNDS (Cost $29,709)		29,709

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $1,474,843)	2,437,900
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(20,994)
NET ASSETS - 100.0%	2,416,906

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,808,000 or 0.3% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	685	90,087	72,090	69	-	-	18,682	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	11,208	31,764	31,945	7	-	-	11,027	0.0%
Total	11,893	121,851	104,035	76	-	-	29,709

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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